Financial Instruments (Details) $ in Thousands			12 Months Ended
	Feb. 21, 2020 USD ($)	Jan. 21, 2020 USD ($)	Dec. 31, 2022 USD ($) Contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Changes in Fair Value of Level 3 Fair Value Measurements [Roll Forward]
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]				Total (loss)/gain on derivative financial instruments
Gain (Loss) on Derivative Financial Instruments [Abstract]
Interest rate swaps- change in fair value			$ 0	$ 0	$ (1,332)
Interest rate swaps- realized gain/(loss)			0	0	(25)
Class B Warrants- change in fair value			0	66	543
Total (loss)/gain on derivative financial instruments			0	66	(814)
Level 3 [Member]
Changes in Fair Value of Level 3 Fair Value Measurements [Roll Forward]
Beginning balance			0	66
Change in fair value of Class B Warrants, included in (Loss)/Gain on derivative financial instruments in the consolidated statements of comprehensive (loss)/income				(66)
Closing balance			$ 0	$ 0	$ 66
Interest Rate Swaps [Member]
Interest Rate Swap Agreements [Abstract]
Number of contracts | Contract			2
Realized loss on derivatives	$ 927	$ 405